                                ING MUTUAL FUNDS
                         ING Global Equity Dividend Fund

                         Supplement Dated March 19, 2004
                    to the International Equity Funds and the
          Global Equity Funds Class Q Prospectus and Class I Prospectus
                               Dated March 1, 2004

On February 25, 2004, the Board of Trustees of ING Mutual Funds approved the dissolution of Class Q and Class I shares of ING Global Equity Dividend Fund (the "Fund"). Effective immediately, the Fund will cease the public offering of its Class Q and Class I shares. No investments in Class Q or Class I shares of the Fund will be accepted. All references to the ING Global Equity Dividend Fund Class Q and Class I shares in the Prospectuses are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ING MUTUAL FUNDS
                         ING Global Equity Dividend Fund

                         Supplement Dated March 19, 2004
                   to the Statement of Additional Information
                               Dated March 1, 2004

On February 25, 2004, the Board of Trustees of ING Mutual Funds approved the dissolution of Class Q and Class I shares of ING Global Equity Dividend Fund (the "Fund"). Effective immediately, the Fund will cease the public offering of its Class Q and Class I shares. No investments in Class Q or Class I shares of the Fund will be accepted. All references to the ING Global Equity Dividend Fund Class Q and Class I shares in the Statement of Additional Information are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE